Share-based Compensation - Summary of Changes in Deferred Share Units (Details) - Cash Settled Plan - Deferred Share Units - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Beginning balance	3,323,263	367,924
Granted	2,489,173	3,265,503
Exercised	(300,000)
Forfeited		(310,164)
Ending balance	5,512,436	3,323,263